SECURITIES (Details 2) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
Amortized Cost, Total	$ 12,232	$ 4,756
Fair Value, Total	12,354	5,144
US Government Agencies Short-term Debt Securities [Member]
Amortized Cost, Within one year	1,535
Amortized Cost, One to five years	5,356
Amortized Cost, Total	6,891	0
Fair Value, Within one year	1,535
Fair Value, One to five years	5,317
Fair Value, Total	$ 6,852	$ 0